MML SERIES INVESTMENT FUND

Supplement dated August 20, 2009 to the

Prospectus dated May 1, 2009

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces the footnote found on pages 52, 53 and 54 for the MML Allocation Funds:

(1)	OFI is a majority owned, indirect subsidiary of MassMutual. The Underlying Funds are offered in separate prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2972-09-01